Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,170,000
Previously Paid Amount	0.00
Total Fee Amount	437.78
Total Offset Amount	0.00
Net Fee	437.78
Narrative - Max Aggregate Offering Price	$ 3,170,000
Final Prospectus	true